Notes Payable and Accrued Interest - Ya Global Master Spv, Ltd. (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Convertible Note Payable and Accrued Interest [Line Items]
Less: Unamortized debt discount	$ (57,500)	$ (20,833)	$ (12,133)
Total	514,842	204,167	214,778
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Notes payable		225,000	225,000
Less: Unamortized debt discount	(57,500)	(20,833)	(12,133)
Principal, net	512,500	204,167	212,867
Accrued Interest	2,342		1,911
Total	514,842	204,167	$ 214,778
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | 2015 YA Loan [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Notes payable		225,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | March 2016 YA Loan [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Notes payable	285,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | June 2016 YA Loan [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Notes payable	$ 285,000